Interest Expense - Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Related parties (see Note 19)									$ 441	$ 440	$ 635
Other									603	651	506
Interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments									117	119	170
Payable-in-kind interest -related party (see Note 12)											27
Capitalized interest related to capital expenditures									(126)	(116)	(100)
Total	$ 251	$ 256	$ 265	$ 263	$ 266	$ 273	$ 278	$ 277	$ 1,035	$ 1,094	$ 1,238